INTANGIBLE ASSETS - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Impairment of intangible assets	¥ 0		¥ 0
Amortization of intangible assets	778	$ 113	778	¥ 1,556
Estimated amortization expense - year one			778
Estimated amortization expense - year two			778
Estimated amortization expense - year three	778
Estimated amortization expense - year four	778
Estimated amortization expense - year five	778
IPR And D TJ103
Amortization of intangible assets	¥ 778		¥ 778	¥ 1,556